Lease - Summary of Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 19,100
2024	26,084
2025	26,559
2026	28,201
2027	29,755
Thereafter	99,792
Total operating lease payments (undiscounted)	229,491
Less: Imputed interest	(43,384)
Total operating lease liabilities (discounted)	¥ 186,107	¥ 264,069